Note 27 - Share premium (Details narrative) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Premium Abstract
Share Premium	€ 23,992	€ 23,992	€ 23,992